UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.0%
AUSTRALIA 5.6%
REAL ESTATE
DIVERSIFIED 1.0%
BGP Holdings PLC (EUR)(a),(b)	4,151,319	$0
Dexus Property Group	756,850	4,606,498
		4,606,498
RETAIL 4.6%
Scentre Group	2,630,727	8,953,635
Vicinity Centres	4,613,179	11,280,584
		20,234,219
TOTAL AUSTRALIA		24,840,717
AUSTRIA 0.5%
REAL ESTATE—DIVERSIFIED
BUWOG AG	110,680	2,377,799
CANADA 1.3%
REAL ESTATE—OFFICE
Allied Properties REIT	219,429	5,908,321
FRANCE 5.2%
REAL ESTATE
DIVERSIFIED 1.1%
Fonciere des Regions	51,718	4,887,484
RETAIL 4.1%
Klepierre	376,307	18,027,206
TOTAL FRANCE		22,914,690
GERMANY 3.0%
REAL ESTATE
DIVERSIFIED 0.5%
ADO Properties SA, 144A(c),(d)	61,301	2,102,398
OFFICE 0.8%
Alstria Office REIT AG	243,830	3,518,118
RESIDENTIAL 1.7%
Deutsche Wohnen AG	250,483	7,789,721
TOTAL GERMANY		13,410,237

	Number of Shares	Value
HONG KONG 8.8%
REAL ESTATE
DIVERSIFIED 5.9%
Cheung Kong Property Holdings Ltd.	806,500	$5,187,899
Henderson Land Development Co., Ltd.	409,000	2,507,035
Sun Hung Kai Properties Ltd.	969,158	11,837,512
Wharf Holdings Ltd.\The	1,190,000	6,504,283
		26,036,729
OFFICE 1.3%
Hongkong Land Holdings Ltd. (USD)	986,043	5,906,398
RETAIL 1.6%
Link REIT	1,166,500	6,909,663
TOTAL HONG KONG		38,852,790
ITALY 0.5%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)	3,073,741	2,306,673
JAPAN 12.5%
REAL ESTATE
DIVERSIFIED 7.7%
Activia Properties	772	4,005,936
Invincible Investment Corp.	3,966	2,974,192
Mitsubishi Estate Co., Ltd.	260,000	4,829,446
Mitsui Fudosan Co., Ltd.	448,877	11,199,490
Nomura Real Estate Master Fund	4,321	6,450,113
Tokyo Tatemono Co., Ltd.	389,700	4,854,586
		34,313,763
INDUSTRIALS 1.1%
Nippon Prologis REIT	2,142	4,794,258
OFFICE 2.2%
Hulic REIT	3,692	6,003,252
Japan Prime Realty Investment Corp.	854	3,479,133
		9,482,385
RETAIL 1.5%
AEON Mall Co., Ltd.	187,700	2,780,185
Japan Retail Fund Investment Corp.	1,639	3,934,939
		6,715,124
TOTAL JAPAN		55,305,530

	Number of Shares	Value
NETHERLANDS 2.5%
REAL ESTATE
DIVERSIFIED 0.6%
Nieuwe Steen Investments NV	535,189	$2,541,931
RETAIL 1.9%
Wereldhave NV	152,204	8,512,431
TOTAL NETHERLANDS		11,054,362
SINGAPORE 2.2%
REAL ESTATE
INDUSTRIALS 1.3%
Global Logistic Properties Ltd.	3,882,577	5,545,098
RETAIL 0.9%
CapitaLand Mall Trust	2,704,700	4,193,956
TOTAL SINGAPORE		9,739,054
SPAIN 1.1%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(d)	190,071	2,703,522
Merlin Properties Socimi SA	195,726	2,276,163
TOTAL SPAIN		4,979,685
UNITED KINGDOM 5.7%
REAL ESTATE
DIVERSIFIED 0.4%
LondonMetric Property PLC	832,938	1,897,342
INDUSTRIALS 0.7%
Segro PLC	504,437	2,972,612
RESIDENTIAL 0.5%
UNITE Group PLC/The	231,935	2,120,287
RETAIL 2.8%
Hammerson PLC	1,476,828	12,270,523
SELF STORAGE 1.3%
Big Yellow Group PLC	543,460	6,045,313
TOTAL UNITED KINGDOM		25,306,077
UNITED STATES 49.1%
REAL ESTATE
DIVERSIFIED 2.4%
Vornado Realty Trust	112,636	10,636,218

	Number of Shares	Value
HEALTH CARE 6.0%
HCP	304,989	$9,936,541
Healthcare Trust of America, Class A	129,360	3,805,771
Omega Healthcare Investors	294,689	10,402,522
Welltower	38,376	2,660,992
		26,805,826
HOTEL 1.8%
Host Hotels & Resorts	363,139	6,064,421
Pebblebrook Hotel Trust	74,474	2,164,959
		8,229,380
NET LEASE 2.9%
Four Corners Property Trust	120,335	2,160,013
Gaming and Leisure Properties	55,625	1,719,925
Spirit Realty Capital	439,486	4,944,218
STORE Capital Corp.	164,014	4,244,682
		13,068,838
OFFICE 4.5%
Alexandria Real Estate Equities	17,143	1,558,127
Cousins Properties	213,919	2,220,479
Douglas Emmett	112,729	3,394,270
Empire State Realty Trust, Class A	201,190	3,526,861
Kilroy Realty Corp.	148,111	9,163,628
		19,863,365
RESIDENTIAL 13.3%
APARTMENT 10.6%
Apartment Investment & Management Co.	274,417	11,476,119
Colony Starwood Homes	47,137	1,166,641
Education Realty Trust	116,207	4,834,211
Essex Property Trust	51,166	11,965,681
Mid-America Apartment Communities	59,952	6,127,694
UDR	296,663	11,430,425
		47,000,771
MANUFACTURED HOME 2.7%
Equity Lifestyle Properties	39,355	2,862,289

	Number of Shares	Value
Sun Communities	126,964	$9,091,892
		11,954,181
TOTAL RESIDENTIAL		58,954,952
SELF STORAGE 3.4%
Extra Space Storage	70,814	6,618,277
Public Storage	30,429	8,393,231
		15,011,508
SHOPPING CENTERS 11.2%
COMMUNITY CENTER 5.4%
Brixmor Property Group	260,975	6,686,179
DDR Corp.	555,983	9,890,938
Ramco-Gershenson Properties Trust	189,188	3,411,060
Tanger Factory Outlet Centers	107,523	3,912,762
		23,900,939
REGIONAL MALL 5.8%
General Growth Properties	3,174	94,363
Macerich Co. (The)	970	76,863
Simon Property Group	122,614	25,465,701
		25,636,927
TOTAL SHOPPING CENTERS		49,537,866
SPECIALTY 3.6%
CyrusOne	87,896	4,012,452
Digital Realty Trust	66,496	5,884,231
DuPont Fabros Technology	54,286	2,200,212
QTS Realty Trust, Class A	81,334	3,853,605
		15,950,500
TOTAL UNITED STATES		218,058,453
TOTAL COMMON STOCK (Identified cost—$389,618,293)		435,054,388
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(e)	2,500,000	2,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,500,000)		2,500,000

TOTAL INVESTMENTS (Identified cost—$392,118,293)	98.6%	$437,554,388
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	6,143,179
NET ASSETS	100.0%	$443,697,567

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.5% of the net assets of the Fund, of which 0.0% are illiquid.

(d) Non-income producing security.

(e) Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	21.7
Retail	17.4
Residential	15.5
Shopping Centers	11.2
Office	10.1
Health Care	6.0
Self Storage	4.7
Specialty	3.6
Industrials	3.1
Net Lease	2.9
Other	2.0
Hotel	1.8
100.0

1

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2016, there were $167,569,625 of securities transferred from Level 2 to Level 1, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$24,840,717	$24,840,717	$—	$—	(a)
Other Countries	410,213,671	410,213,671	—	—
Short-Term Investments	2,500,000	—	2,500,000	—
Total Investments(b)	$437,554,388	$435,054,388	$2,500,000	$—

(a)    BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b)    Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$392,118,293
Gross unrealized appreciation	$52,064,094
Gross unrealized depreciation	(6,627,999)
Net unrealized appreciation	$45,436,095

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 25, 2016